7. FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2012
Fair Value Disclosures [Abstract]
7. FAIR VALUE MEASUREMENTS

Note 7.  FAIR VALUE MEASUREMENTS

The following table represents the Company’s fair value hierarchy for its financial assets and liabilities measured at fair value on a recurring basis as of December 31, 2012.

	Level 1	Level 2	Level 3	Total

Derivative liability - conversion features	$-	$-	$322,167	$322,167

The following table includes a rollforward of amounts for the year ended December 31, 2012 for liabilities classified within Level 3.

Level 3

Derivative liability - December 31, 2011	$-

Issuance of host instruments (notes payable) and separate recognition of embedded conversion features	336,466

Reclassification of equity upon conversion of debt	(15,238)

Recording of conversion feature liability for accrued interest	1,810

Change in fair value conversion feature liability	(871)

Derivative liability - December 31, 2012	$322,167

During 2012, the Company issued notes payable that contain conversion features that are being accounted for as separate derivative liabilities in accordance with ASC 815-15, Embedded Derivatives.  Of the Convertible notes payable issued and outstanding, convertible notes payable with an initial face amount of $175,000 contain a conversion feature that allows the lender to convert their notes into shares of common stock at a discount ranging from 50% to 70% of the stock's then current fair value.  As interest expense accrues, the interest accrual may also be converted into shares of common stock at the same discounted rate.

Of the convertible notes payable issued, a convertible note payable with an initial face amount of $100,920 contains a conversion feature that allows the lender to convert the note into shares of common stock at a conversion rate equal to 50% of the stock’s then current fair value, but the conversion rate cannot exceed $0.01 (a look-back provision).  During 2012, the lender converted $6,250 of principal into shares of common stock, resulting in $15,238 of derivative liability being reclassified from liabilities to equity.

The Company values the embedded conversion features that do not have a look-back provision by determining the additional value the lender would receive as if the lender converted their notes payable and accrued interest into shares of common stock.  This determination is equal to the value of the inherent beneficial conversion feature for the amount of debt and accrued interest that is outstanding at the time of determination.

For embedded conversion features that contain a look-back provision, the Company determines the fair value of the conversion feature in the same manner as above, but also includes in the fair value determination the value of the added look-back provision, which equal to the value of a call and a put option determined in accordance with ASC 718-50-55, Employee Share Purchase Plans - Implementation Guidance and Illustrations.  The Company uses a Black-Scholes model to compute the call and put option values.  Inputs into the Black-Scholes model are: remaining term of the conversion right, volatility, exercise price, underlying stock value, and risk-free interest rate.  The term used is equal to the remaining term of the debt.   The Company uses a peer group to compute volatility, which ranged between 59% and 68% during 2012.  Exercise price is equal to the floor conversion price of $0.01 per share.  The Company uses the most recent price stock sold for as an estimate for the underlying stock value.  The risk-free interest rate is based on interest rates paid by the U.S. government on its securities with maturities similar to the remaining term of the convertible note payable.